Expense Example - Class K - BlackRock Defensive Advantage U.S. Fund - Class K Shares	Dec. 14, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	$ 433